CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class I, Class IS and Class R of Legg Mason Strategic Real Return Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 2 to the Registrant’s Registration Statement (“Amendment No. 2”), and (b) that Amendment No. 2 was filed electronically.

Dated as of: March 3, 2010	By: /s/ Thomas C. Mandia
Name: Thomas C. Mandia
Title: Assistant Secretary